SHARE CAPITAL - Disclosure of Share Purchase Warrants Issued (Details) - Warrants [Member]	12 Months Ended
	May 31, 2026 Share $ / shares	May 31, 2026 Share $ / shares	May 31, 2025 Share	May 31, 2024 Share
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	1,590,634	1,590,634	398,854	1,625,187
Exercise price | $ / shares	$ 18.8159
Weighted average exercise price and remaining term (in years)	2 years 3 months 14 days
June 2024 Share Warrants - June 17, 2026 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	71,057	71,057
Exercise price | $ / shares	$ 5.2
Weighted average exercise price and remaining term (in years)	2 years
June 2024 Finder Warrants - June 17, 2026 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	13,462	13,462
Exercise price | $ / shares	$ 5.2
Weighted average exercise price and remaining term (in years)	2 years
November 2024 Share Warrants - November 7, 2029 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	1,684	1,684
Exercise price | $ / shares		$ 4.675
Weighted average exercise price and remaining term (in years)	5 years
June 2025 Share Warrants - June 10, 2028 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	444,434	444,434
Exercise price | $ / shares		$ 10.13
Weighted average exercise price and remaining term (in years)	3 years
December 2025 Share Warrants - December 21, 2028 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	869,565	869,565
Exercise price | $ / shares		$ 16
Weighted average exercise price and remaining term (in years)	3 years
December 2025 Share Warrants - December 21, 2028 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	52,172	52,172
Exercise price | $ / shares		$ 14.375
Weighted average exercise price and remaining term (in years)	3 years
January 2026 Share Warrants - January 29, 2029 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	130,434	130,434
Exercise price | $ / shares		$ 16
Weighted average exercise price and remaining term (in years)	3 years
January 2026 Share Warrants - January 29, 2029 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	7,826	7,826
Exercise price | $ / shares		$ 14.375
Weighted average exercise price and remaining term (in years)	3 years